Inventories (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Inventories [Member]
Inventories [Line Items]
Cost of sales	RM 49,602,598	$ 11,775,097	RM 28,212,121